Note 11 - Fair Value Measurements (Details) - Financial Instruments, Assets and Liabilities Measured at Fair Value on Recurring Basis (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Asset Category
Money market accounts	$ 15.4	$ 78.6
Available for sale equity securities	2.3	2.3
Derivatives	0.1	0.2
Total	17.8	81.1
Liability Category
Long term contingent consideration	63.9	34.8
Fair Value, Inputs, Level 1 [Member] | Fair Value, Measurements, Recurring [Member]
Asset Category
Money market accounts	15.4	78.6
Available for sale equity securities	1.5	1.5
Total	16.9	80.1
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Asset Category
Available for sale equity securities	0.8	0.8
Derivatives	0.1	0.2
Total	0.9	1.0
Fair Value, Inputs, Level 3 [Member] | Fair Value, Measurements, Recurring [Member]
Liability Category
Long term contingent consideration	$ 63.9	$ 34.8